                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479

      O'Connor Fund of Funds: Event LLC (formerly, UBS Event Fund, L.L.C.)
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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

                                           UBS EVENT FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                                 YEAR ENDED
                                             DECEMBER 31, 2010
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
                                           UBS EVENT FUND, L.L.C.
                                            FINANCIAL STATEMENTS
                        WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



                                                 YEAR ENDED
                                             DECEMBER 31, 2010





                                                  CONTENTS

Report of Independent Registered Public Accounting Firm ................................................  1

Statement of Assets, Liabilities and Members' Capital ..................................................  2

Statement of Operations ................................................................................  3

Statements of Changes in Members' Capital ..............................................................  4

Statement of Cash Flows ................................................................................  5

Financial Highlights ...................................................................................  6

Notes to Financial Statements ..........................................................................  7

Schedule of Portfolio Investments ...................................................................... 17
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
                                  (ERNST & YOUNG LOGO)                        Ernst & Young LLP
                                                                              5 Times Square
                                                                              New York, New York 10036-6530

                                                                              Tel: (212) 773-3000


                          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS Event Fund, L.L.C.

We have audited the accompanying  statement of assets,  liabilities and members' capital of UBS Event Fund,
L.L.C.  (the "Fund"),  including the schedule of portfolio  investments,  as of December 31, 2010,  and the related  statements  of  operations  and cash flows for the year then ended,  the  statements of changes in members' capital for each of the two years in the period then ended, and the financial  highlights for each of the five years in the period then ended.  These  financial  statements and financial  highlights are the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company  Accounting  Oversight Board
(United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  We were not  engaged to perform  an audit of the Fund's  internal  control  over  financial  reporting.  Our audits included  consideration  of internal  control  over  financial  reporting  as a basis for  designing  audit procedures that are appropriate in the  circumstances,  but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also  includes  examining,  on a test  basis,  evidence  supporting  the amounts and the disclosures in the financial statements and financial highlights,  assessing the accounting principles used and significant estimates made by management,  and evaluating the overall financial statement presentation.
Our  procedures  included  confirmation  of  investments  in  investment  funds as of December 31, 2010, by correspondence  with  management of the underlying  investment  funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial statements and financial highlights referred to above present fairly, in all material  respects,  the financial  position of UBS Event Fund, L.L.C. at December 31, 2010, the results of its operations and its cash flows for the year then ended,  the changes in its members' capital for each of the two years in the period  then ended,  and the  financial  highlights  for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                                        (ERNST & YOUNG LLP)


February 24, 2011


                              A member firm of Ernst & Young Global Limited


                                                                                                          1
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
                                                                                     UBS EVENT FUND, L.L.C.

                                                      STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $87,924,631)                         $    109,223,443
Cash and cash equivalents                                                                        6,850,715
Receivable from Investment Funds                                                                25,089,672
Advanced subscriptions in Investment Funds                                                       3,000,000
Interest receivable                                                                                    349
Other assets                                                                                        27,789
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                   144,191,968
-----------------------------------------------------------------------------------------------------------
LIABILITIES

Withdrawals payable                                                                             21,747,095
Subscriptions received in advance                                                                  595,000
Professional fees payable                                                                          202,749
Management Fee payable                                                                             145,295
Administration fee payable                                                                          34,920
Withdrawals payable to Adviser                                                                      10,773
Custody fee payable                                                                                    954
Other liabilities                                                                                   33,583
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                               22,770,369
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                          $    121,421,599
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                 $    100,122,787
Accumulated net unrealized appreciation/(depreciation) on investments in Investment
   Funds                                                                                        21,298,812
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                          $    121,421,599
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          2
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

                                                                                     UBS EVENT FUND, L.L.C.

                                                                                    STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                     $       6,936
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                              6,936
-----------------------------------------------------------------------------------------------------------
EXPENSES

Management Fee                                                                                   1,752,322
Professional fees                                                                                  420,752
Administration fee                                                                                 146,784
Directors' fees                                                                                     54,273
Custody fee                                                                                          7,729
Printing, insurance and other expenses                                                             139,233
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                   2,521,093
-----------------------------------------------------------------------------------------------------------

Administration and custody fees waived                                                              (3,433)

NET EXPENSES                                                                                     2,517,660
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                             (2,510,724)
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds                                    8,096,765
Net change in unrealized appreciation/depreciation on investments in Investment Funds and
 other securities                                                                                8,208,442
-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS                                        16,305,207
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                     $  13,794,483
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          3
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
                                                                                     UBS EVENT FUND, L.L.C.

                                                                  STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
-----------------------------------------------------------------------------------------------------------

                                                                     YEARS ENDED DECEMBER 31, 2009 AND 2010
-----------------------------------------------------------------------------------------------------------

                                                                ADVISER     MEMBERS                TOTAL
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                             $   19,973  $  182,087,264  $  182,107,237

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                         (101)     (2,995,030)     (2,995,131)
 Net realized gain/(loss) from investments in Investment
    Funds                                                              985       6,592,335       6,593,320
 Net change in unrealized appreciation/depreciation on
    investments in Investment Funds                                  2,095      17,659,285      17,661,380
Incentive Allocation                                                 8,344          (8,344)             --
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                          11,323      21,248,246      21,259,569
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                  --       1,231,912       1,231,912
Members' withdrawals                                                    --     (61,901,866)    (61,901,866)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                                    --     (60,669,954)    (60,669,954)
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                           $   31,296  $  142,665,556  $  142,696,852
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                         (179)     (2,510,545)     (2,510,724)
 Net realized gain/(loss) from investments in Investment
    Funds                                                            1,775       8,094,990       8,096,765
 Net change in unrealized appreciation/depreciation on
    investments in Investment Funds and other securities             2,098       8,206,344       8,208,442
Incentive Allocation                                                10,773         (10,773)             --
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                          14,467      13,780,016      13,794,483
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                  --       1,918,361       1,918,361
Adviser and Members' withdrawals                                   (10,773)    (36,977,324)    (36,988,097)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                               (10,773)    (35,058,963)    (35,069,736)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                           $   34,990  $  121,386,609  $  121,421,599
-----------------------------------------------------------------------------------------------------------

                 The accompanying notes are an integral part of these financial statements.


                                                                                                          4

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
                                                                                     UBS EVENT FUND, L.L.C.

                                                                                    STATEMENT OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                     $  13,794,483
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments in Investment Funds                                                 (35,000,000)
  Proceeds from disposition of investments in Investment Funds                                  49,303,205
  Net realized (gain)/loss from investments in Investment Funds                                 (8,096,765)
  Net change in unrealized appreciation/depreciation on investments in Investment Funds and
   other securities                                                                             (8,208,442)
 Changes in assets and liabilities:
  (Increase) decrease in assets:
  Advanced subscriptions in Investment Funds                                                    15,000,000
  Interest receivable                                                                                1,617
  Receivable from Investment Funds                                                              (7,164,619)
  Other assets                                                                                     (15,006)
 Increase (decrease) in liabilities:
  Administration fee payable                                                                         5,100
  Custody fee payable                                                                                 (366)
  Management Fee payable                                                                           (28,672)
  Professional fees payable                                                                         33,763
  Other liabilities                                                                                  8,583
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                       19,632,881

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
 advance                                                                                         2,513,361
Payments on Members' withdrawals, including change in withdrawals payable                      (43,829,522)
-----------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                          (41,316,161)

Net decrease in cash and cash equivalents                                                      (21,683,280)
Cash and cash equivalents--beginning of year                                                    28,533,995
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                       $   6,850,715
-----------------------------------------------------------------------------------------------------------

                The accompanying notes are an integral part of these financial statements.


                                                                                                          5

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
                                                                                     UBS EVENT FUND, L.L.C.

                                                                                       FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------

 The following represents the ratios to average members' capital and other supplemental  information for all Members, excluding the Adviser, for the periods indicated.

 An individual  Member's  ratios and returns may vary from the below based on the Incentive  Allocation, if applicable, and the timing of capital transactions.

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                      2010          2009          2008          2007          2006
                                      ----          ----          ----          ----          ----
Ratio of net investment loss to
average members' capital (a), (b)    (1.78%)       (1.71%)      (1.49%)        (1.52%)       (1.50%)

Ratio of gross expenses to
average members' capital
before Incentive Allocation (a), (b)  1.78%         0.00%        0.00%          0.00%         0.00%

Ratio of administration and
custody fees waived to average
members' capital (a), (b), (c)        0.00% d       0.00%        0.00%          0.00%         0.00%

Ratio of net expenses to
average members' capital
before Incentive Allocation (a), (b)  1.78%         1.73%        1.59%          1.60%         1.56%

Ratio of net expenses to
average members' capital after
Incentive Allocation (a), (e)         1.79%         1.74%        1.59%          2.24%         2.22%

Portfolio turnover rate              29.01%        11.18%        9.32%         13.70%        23.69%
Total return before

Incentive Allocation (f)             10.55%        13.51%       (27.56%)       14.08%        14.09%
Total return after Incentive
Allocation (g)                       10.54%        13.50%       (27.56%)       13.38%        13.38%

Average debt ratio (a)                0.00%         0.00%         0.00%         0.53%         1.46%

Members' capital at end of year
(including the Adviser)           $121,421,599  $142,696,852  $182,107,237  $411,095,852  $351,300,639

(a) The average members' capital used in the above ratios is calculated using pre-tender  members'  capital, excluding the Adviser.

(b) Ratios of net  investment  loss and gross/net  expenses to average  members'  capital do not include the impact of expenses and incentive  allocations  or incentive  fees related to the  underlying  Investment
    Funds.

(c) The  administration  and custody fees waiver was  effective  November 1, 2010.  Therefore,  the ratio of administration  and custody fees waived was not applicable for the years ended December 31, 2006 through
    December 31, 2009.

(d) Less than 0.005%.

(e) The ratio of net expenses to average  members'  capital after Incentive  Allocation does not include the impact of expenses and incentive  allocations  or incentive  fees related to the  underlying  Investment
    Funds.

(f) Total return  assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period  noted,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

(g) Total return  assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  after Incentive  Allocation to the Adviser,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                The accompanying notes are an integral part of these financial statements.


                                                                                                          6
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
                                                                                     UBS EVENT FUND, L.L.C.

                                                                              NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Event Fund,  L.L.C.  (the "Fund") was organized as a limited  liability  company under the laws of
     Delaware on July 20, 2001 and commenced  operations on October 1, 2001.  The Fund is registered  under the Investment  Company Act of 1940, as amended (the "1940 Act"), as a closed-end,  non-  diversified, management  investment company.  The Fund's investment  objective is to maximize capital  appreciation over the long-term.  The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns,  primarily  investing in securities and other instruments the fair value of which is expected to be meaningfully affected by an anticipated event. Generally,  such portfolio managers conduct their investment programs through unregistered  investment funds (collectively,  the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") have overall  responsibility to manage and control the business affairs of the Fund,  including the exclusive  authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

     As of September 30, 2010,  pursuant to an Assignment  and  Assumption  Agreement,  the Directors  have engaged UBS Alternative and Quantitative  Investments LLC ("UBS A&Q", the "Adviser" and when providing services under the  Administration  Agreement,  the  "Administrator"),  a Delaware  limited  liability company,  to  provide  investment  advice  regarding  the  selection  of  Investment  Funds  and to be responsible for the day-to-day  management of the Fund. UBS A&Q is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment  Advisers Act of 1940, as amended.  In addition to the  assignment  of  responsibilities,  the capital  balance as of September  30, 2010 was transferred from UBSFA (defined below) to UBS A&Q.

     Prior to the Assignment and Assumption Agreement,  the Directors had engaged UBS Fund Advisor,  L.L.C.
     ("UBSFA"), a Delaware limited liability company, in the roles of Adviser and Administrator. UBSFA is a wholly-owned  subsidiary of UBS Americas,  Inc.,  which is a wholly-owned  subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional  applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly.  The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase  interests  pursuant to written  tenders to members
     (the "Members").  These  repurchases will be made at such times and on such terms as may be determined by the  Directors,  in their  complete  and  exclusive  discretion.  The Adviser  expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice


                                                                                                          7
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
                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

     each year, near mid-year and year-end.  Members can only transfer or assign their membership interests or a portion  thereof  (i) by  operation  of law  pursuant  to the death,  bankruptcy,  insolvency  or dissolution of a Member, or (ii) with the written approval of the Directors,  which may be withheld in their sole and  absolute  discretion.  Such  transfers  may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial  Accounting  Standards  Board ("FASB") issued  Codification  Accounting
     Standards Update No. 2010-06, IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06"). ASU
     2010-06  amends  Topic 820,  FAIR VALUE  MEASUREMENTS  AND  DISCLOSURES  to add new  requirements  for disclosures about transfers into and out of Levels 1 and 2, and separate  disclosures about purchases, sales,  issuances,  and  settlements  relating to Level 3  measurements.  This  update also  clarifies existing  fair  value  disclosures  about the level of  disaggregation  for the  classes of assets and liabilities and the disclosures about the inputs and valuation  techniques used to measure fair value.
     ASU 2010-06 is effective for the interim and annual periods  beginning after December 15, 2009 and for periods beginning after December 15, 2010 for the new Level 3 disclosures. The adoption of ASU 2010-06 new disclosures and clarification of existing disclosures did not have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally  accepted  accounting principles ("GAAP"),  which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's  investments  which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active markets for identical securities
     LEVEL 2-- fair value of investments in Investment  Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date
     LEVEL 3-- fair value of investments in Investment  Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes  transfers into and out of the levels  indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation  table within the Schedule of Portfolio Investments.


                                                                                                          8
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
                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     GAAP provides guidance in determining whether there has been a significant  decrease in the volume and level of activity for an asset or liability  when compared with normal market  activity for such asset or  liability  (or  similar  assets  or  liabilities).  GAAP also  provides  guidance  on  identifying circumstances  that indicate a transaction  with regards to such an asset or liability is not orderly.
     In its  consideration,  the Fund must consider inputs and valuation  techniques used for each class of assets  and  liabilities.  Judgment  is used to  determine  the  appropriate  classes  of  assets  and liabilities for which disclosures about fair value  measurements are provided.  Fair value measurement disclosures for each class of assets and liabilities  requires greater  disaggregation than the Fund's line items in the Statement of Assets,  Liabilities  and Members'  Capital.  The Fund  determines  the appropriate  classes  for those  disclosures  on the basis of the  nature  and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and  liabilities  measured at fair value on a recurring  basis during the period,  the Fund provides  quantitative  disclosures  about the fair value  measurements  separately  for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of December 31, 2010. Investment Funds with no current  redemption  restrictions  may be  subject to future  gates,  lock-up  provisions  or other restrictions,  in  accordance  with  their  offering  documents.  The  Fund  had no  unfunded  capital commitments as of December 31, 2010.

     The Investment  Funds in the  distressed/credit  strategy  invest  primarily in long and short credit, event-driven and capital structure  arbitrage  strategies in the high-yield  distressed and high grade corporate debt instruments and their derivatives.  Investment Funds within this strategy are generally subject to a 90 - 180 day redemption  notice period.  Investment Funds  representing  approximately 17 percent of the fair value of the  investments in this strategy are side pockets where the  liquidation of assets  is  expected  over the next 24  months.  The  remaining  approximately  83  percent  of the
     Investment  Funds in this strategy are available to be redeemed with no  restrictions,  subject to the
     Investment  Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $8,194,928, transferred from Level 3 to Level 2 at December 31, 2010

     The  Investment  Funds  in the  long/short  equity  strategy  invest  in both  long and  short  equity strategies.  The management of these Investment Funds has the ability to shift  investments from value to growth strategies, from small to large capitalization common stocks, and from a net long


                                                                                                          9
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

                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     position to a net short position.  Investment Funds within this strategy are generally subject to a 90
     - 125 day redemption  notice period.  An Investment Fund  representing  approximately 3 percent of the fair value of the  investments in this strategy is in a side pocket where the liquidation of assets is expected over the next 12 months.  The remaining  approximately  97 percent of the Investment Funds in this strategy are  available to be redeemed with no  restrictions,  subject to the  Investment  Funds'
     liquidity terms, as of the measurement date. Three Investment Funds, with a fair value of $13,932,081, transferred from Level 3 to Level 2 at December 31, 2010.

     The Investment  Funds in the  multi-strategy  strategy invest in both long and short,  equity and debt strategies that are primarily in United States based securities. The management of these partnership's seek arbitrage opportunities,  distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives,  real estate and other financial  instruments.  Investment
     Funds  within this  strategy are  generally  subject to a 45 - 65 day  redemption  notice  period.  An
     Investment  Fund  representing  approximately  24 percent of the fair value of the investments in this strategy is a side pocket where the  liquidation  of assets is expected  over the next 24 - 36 months.
     The remaining  approximately  76 percent of the Investment  Funds are available to be redeemed with no restrictions,  subject to the Investment  Funds'  liquidity  terms,  as of the  measurement  date. One
     Investment Fund, with a fair value of $1,118,814,  transferred from Level 3 to Level 2 at December 31,
     2010.

     The  Investment  Funds in the special  situations  strategy  invest by  diversifying  across  multiple strategies, and diversifying within strategies and hedge the risk of individual positions and the risk of the individual  strategies as well as the residual risk of the entire  portfolio.  Investment Funds within this strategy are generally  subject to a 60 - 100 day  redemption  notice  period.  Investment
     Funds representing  approximately 14 percent of the fair value of the investments in this strategy are side  pockets or  liquidating  trusts  where the  liquidation  of assets is expected  over the next 36 months.  The remaining  approximately  86 percent of the Investment Funds are available to be redeemed with no restrictions,  subject to the Investment  Funds' liquidity terms, as of the measurement  date.
     Two Investment Funds, with a fair value of $10,738,854 transferred from Level 2 to Level 3 at December
     31, 2010. In addition,  three  Investment  Funds,  with a fair value of $17,528,884,  transferred from
     Level 3 to Level 2 at December 31, 2010.

     A detailed  depiction of each  investment  in the  portfolio by  investment  strategy,  including  any additional  liquidity terms and other  restrictions,  as well as a breakdown of the portfolio into the fair  value  measurement  levels,  can be  found  in the  tables  within  the  Schedule  of  Portfolio
     Investments.


                                                                                                         10

                                                                                    UBS  EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Net asset value of the Fund is  determined  by or at the  direction  of the Adviser as of the close of business at the end of any fiscal period in accordance  with the valuation  principles set forth below or as may be  determined  from time to time pursuant to policies  established  by the  Directors.  The
     Fund's  investments  in Investment  Funds are subject to the terms and  conditions  of the  respective operating agreements and offering  memorandums,  as appropriate.  The Fund's investments in Investment
     Funds are  carried at fair  value.  All  valuations  utilize  financial  information  supplied by each
     Investment Fund and are net of management and performance incentive fees or allocations payable to the
     Investment  Funds'  managers or pursuant to the Investment  Funds'  agreements.  The Fund's  valuation procedures  require the Adviser to consider  all relevant  information  available at the time the Fund values its portfolio.  The Adviser has assessed factors  including,  but not limited to the individual
     Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place,  and subscription  and redemption  activity.  The Adviser and/or the Directors will consider such information and consider whether it is appropriate,  in light of all relevant  circumstances,  to value  such a position  at its net asset  value as  reported  or whether  to adjust  such  value.  The underlying  investments of each  Investment  Fund are accounted for at fair value as described in each
     Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain  underlying  investments of these Investment Funds, for which there is no ready market,  has been estimated by the respective  Investment  Funds'  management and is based upon  available  information  in the  absence  of  readily  ascertainable  fair  values  and  does not necessarily  represent amounts that might ultimately be realized.  Due to the inherent  uncertainty of valuation,  those estimated fair values may differ  significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     The Receivable from  Investment  Funds balance at December 31, 2010 includes an increase of $1,831,746 compared  to December  31, 2009 due to a change in  estimates  as a result of  additional  information received regarding the potential  recovery value of the receivable due from one underlying  Investment
     Fund.  The  portion of the  Receivable  from  Investment  Funds  balance  related  to this  underlying
     Investment  Fund was  $3,647,290 as of December 31, 2010.  The impact on total return for the Fund for the year ending December 31, 2010 as a result of the change in estimate was an increase of 1.30%.

     It is unknown on an aggregate  basis whether the  Investment  Funds held any  investments  whereby the
     Fund's proportionate share exceeded 5% of the Fund's net assets at December 31, 2010.


                                                                                                         11

                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The  fair  value  of the  Fund's  assets  and  liabilities  which  qualify  as  financial  instruments approximates  the carrying  amounts  presented in the  Statement of Assets,  Liabilities  and Members'
     Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund  accounts  for  realized  gains and losses from  Investment  Fund  transactions  based on the pro-rata  ratio of the fair value and cost of the  underlying  investment  at the date of  redemption.
     Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses  incurred in its business,  including,  but not limited to, the following:
     all costs and expenses related to portfolio  transactions and positions for the Fund's account;  legal fees;  accounting and auditing fees;  custodial  fees;  costs of computing the Fund's net asset value;
     costs of insurance;  registration  expenses;  interest expense;  offering and organization  costs; due diligence,  including travel and related expenses;  expenses of meetings of Directors;  all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund  has  reclassified  $2,510,724  and  $8,096,765  from  accumulated  net  investment  loss and accumulated  net realized gain from  investments  in Investment  Funds,  respectively,  to net capital contributions  during the year ended December 31, 2010.  The  reclassification  was to reflect,  as an adjustment  to net  contributions,  the  amount  of  estimated  taxable  income or loss that have been allocated to the Fund's Members as of December 31, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal  jurisdiction and applicable states.  Management has analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years,  and has  concluded  that no  provision  for federal or state income tax is required in the
     Fund's financial  statements.  The Fund's federal and state income tax returns for tax years for which the  applicable  statutes of  limitations  have not expired are subject to examination by the Internal
     Revenue Service and state departments of revenue. The Fund recognizes interest and penalties,  if any, related to  unrecognized  tax benefits as income tax expense in the Statement of  Operations.  For the year ended December 31, 2010, the Fund did not incur any interest or penalties.

     Each  Member is  individually  required to report on its own tax return its distributive share of the
     Fund's taxable income or loss.


                                                                                                         12

                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents  consist of monies invested in a PFPC Trust Company account which pays money market  rates and are  accounted  for at cost plus  accrued  interest  which is  included  in interest receivable on the Statement of Assets,  Liabilities  and Members'  Capital.  Such cash, at times,  may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial  statements in conformity with GAAP requires management to make estimates and  assumptions  that  affect the  reported  amounts  of assets and  liabilities  and  disclosure  of contingent assets and liabilities at the date of the financial  statements and the reported amounts of increases and  decreases in members'  capital from  operations  during the  reporting  period.  Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Administrator  provides certain  management and  administrative  services to the Fund,  including, among other things,  providing  office space and other support  services.  In  consideration  for such services,  the Fund pays the  Administrator a monthly fee (the "Management  Fee") at an annual rate of
     1.25% of the Fund's members' capital, excluding the capital account attributable to the Administrator,
     Adviser  and  the  Special  Advisory  Account  described  below.  The  Management  Fee is  paid to the
     Administrator  out of the Fund's assets and debited against the Members' capital  accounts,  excluding the capital account  attributable to the  Administrator,  Adviser and the Special Advisory Account.  A
     portion of the Management Fee will be paid by UBS A&Q to its affiliates.

     UBS Financial  Services Inc. ("UBS FSI"), a wholly-owned  subsidiary of UBS Americas,  Inc., acts as a placement  agent for the Fund,  without  special  compensation  from the Fund, and bears its own costs associated with its activities as placement  agent.  Placement fees, if any,  charged on contributions are debited against the contribution  amounts,  to arrive at a net subscription  amount. The placement fee does not constitute assets of the Fund.

     The net  increase or decrease in members'  capital  derived  from  operations  (net income or loss) is allocated to the capital  accounts of all Members on a pro-rata  basis,  other than the Management Fee which is  similarly  allocated  to all Members  other than the Adviser,  Special  Advisory  Account or
     Administrator as described above.


                                                                                                         13

                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Adviser will be entitled to receive,  generally at the end of each fiscal year and upon a Member's withdrawal,  an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in Members Capital derived from Operations), if any, that would have been credited to the
     Member's  capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive  Allocation due to the Adviser. The Incentive Allocation will be made only with  respect to net profits  that exceed any net losses  previously  debited from the account of such
     Member  which have not been  offset by any net  profits  subsequently  credited  to the account of the
     Member. The Incentive  Allocation for the year ended December 31, 2010 and the year ended December 31,
     2009 was  $10,773  and  $8,344,  respectively,  and has been  recorded  as an  increase to the Special
     Advisory Account.  Such amount is not eligible to receive a pro-rata share of the  income/expense  and gain or loss of the Fund.  For  Members  which were not in the Fund for  twelve  months as of the year ended December 31, 2010 and as of the year ended December 31, 2009, an Incentive Allocation period has not occurred and  therefore no amount has been recorded in the  financial  statements  with respect to such Members.

     The Adviser  withdrew  $10,773 from its capital  account for the year ended  December  31,  2010.  The
     Adviser did not withdraw from its capital account for the year ended December 31, 2009.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting  attended.
     The  Chairman  of the Board of  Directors  and the  Chairman  of the Audit  Committee  of the Board of
     Directors  each  receive  an  additional  annual  retainer  in the  amounts of  $10,000  and  $15,000, respectively.  These  additional  annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser.  All Directors are reimbursed by the
     Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the  "Custodian"),  which will be renamed BNY Mellon  Investment  Servicing  Trust
     Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby PFPC Trust provides securities clearance functions, as needed.

     On July 1, 2010,  the PNC Financial  Services  Group,  Inc. sold the  outstanding  stock of PNC Global
     Investment Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC
     Global Investment Servicing (U.S.), Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.
     ("BNY Mellon"). BNY Mellon serves as accounting and investor servicing


                                                                                                         14

                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

5.   ADMINISTRATION AND CUSTODY FEES (CONTINUED)

     agent to the Fund and in that capacity provides certain  administrative,  accounting,  record keeping, tax and Member  related  services.  BNY Mellon  receives a monthly  fee  primarily  based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members'
     capital of the Fund and certain other  investment  funds sponsored or advised by UBS AG, UBS Americas,
     Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by
     BNY Mellon.

     Effective  March  26,  2010,  the  Custodian  and  BNY  Mellon  have  agreed  to a fee  reduction  for reimbursement of the Fund's line of credit  commitment fees ("Fee Reduction") for a period of 364 days from November 1, 2010,  the effective  date of the Fund's line of credit  agreement  with State Street
     Bank and Trust Company ("Initial Term"). Based on the methodology within the agreement,  the Custodian and BNY Mellon have agreed to waive  $20,600 for the Fund over the Initial  Term.  For the period from
     November,  1, 2010 to December  31,  2010,  the  Custodian  and BNY Mellon  waived  $1,200 and $2,233, respectively,  which is shown in aggregate as administration  and custody fees waived on the Statement of Operations.

6.   LOAN PAYABLE

     Effective  November 1, 2010, the Fund, along with other UBS sponsored funds,  entered into a one year,
     $250,000,000 committed, secured revolving line of credit with State Street Bank and Trust Company. The
     Fund is limited to  $20,600,000  (the  "Borrower  Sublimit  Amount") of the secured  revolving line of credit with a maximum borrowing limit of 15% of the Fund's Members' Capital.  The interest rate on the borrowing  is the higher of (a) 1.50% above the  Overnight  LIBOR Rate and (b) 1.50% above the Federal
     Funds Rate,  in each case as in effect  from time to time.  There is a  commitment  fee payable by the
     Fund, calculated at 25 basis points per annum of the Borrower Sublimit Amount not utilized.

     For the year ended  December 31, 2010,  the Fund did not borrow under this secured  revolving  line of credit.

7.   INVESTMENTS

     As of December 31, 2010,  the Fund had  investments  in Investment  Funds,  none of which were related parties.

     Aggregate  purchases  and  proceeds  from sales of  investment  for the year ended  December  31, 2010 amounted to $35,000,000 and $49,303,205, respectively.


                                                                                                         15

                                                                                     UBS EVENT FUND, L.L.C.

                                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010

-----------------------------------------------------------------------------------------------------------

7.   INVESTMENTS (CONTINUED)

     The cost of  investments  for federal  income tax  purposes is  adjusted  for items of taxable  income allocated to the Fund from the Investment  Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2010;  therefore,  the tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

     The  agreements  related to investments in Investment  Funds provide for  compensation  to the general partners/managers  in the form of  management  fees of 1.00% to 2.50%  (per  annum) of net  assets and performance incentive fees and allocations ranging from 16.50% to 30.00% of net profits earned. One or more underlying fund investments  have entered into a side pocket  arrangement.  Detailed  information about the Investment Funds' portfolios is not available.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal  course of  business,  the  Investment  Funds in which the Fund  invests  trade  various financial  instruments and enter into various investment activities with off-balance sheet risk. These include,  but are not limited to, short selling  activities,  writing option contracts,  contracts for differences,  equity swaps,  distressed  investing,  merger arbitrage and convertible  arbitrage.  The
     Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

9.   INDEMNIFICATION

     In the ordinary  course of business,  the Fund may enter into  contracts  or  agreements  that contain indemnifications  or  warranties.  Future  events  could  occur  that lead to the  execution  of these provisions  against  the  Fund.  Based on its  history  and  experience,  the Fund  believes  that the likelihood of such an event is remote.

10.  SUBSEQUENT EVENTS

     As of December 31, 2010, the Fund had  $21,747,095 of  withdrawals  payable.  On January 26, 2011, the
     Fund paid  $19,948,730.  The  remaining  amount  payable  of  $1,798,365  is  scheduled  to be paid in accordance with the terms of the Fund's June 30, 2010 and December 31, 2010 tender offers.

     Effective  February 7, 2011, the Fund has changed its name to O'Connor Fund of Funds: Event LLC.


                                                                                                         16

                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2010
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                           DOLLAR
                                                                                                                           AMOUNT
                                                                                                                             OF
                                                                REALIZED AND                                             FAIR VALUE
                                                                 UNREALIZED                                    FIRST      FOR FIRST
                                                       % OF     GAIN/(LOSS)      INITIAL                     AVAILABLE    AVAILABLE
                                                      MEMBERS'     FROM       ACQUISITION                    EDEMPTION   REDEMPTION
    INVESTMENT FUND          COST        FAIR VALUE   CAPITAL   INVESTMENTS       DATE      LIQUIDITY (a)       (b)          (b)
----------------------  -------------  -------------  --------  ------------  -----------  ---------------  ----------  -----------
DISTRESSED/CREDIT
Harbinger Capital
   Partners Fund I,
   L.P., Class L (c)    $     116,673  $     483,477    0.40    $    238,471    5/1/2002         N/A
Harbinger Class PE
   Holdings (US) Trust
   (c)                      3,004,285      2,182,362    1.80        (625,284)   5/1/2002         N/A
Marathon Distressed
   Subprime Fund, L.P.
   (d)                      6,059,395      8,194,928    6.75       3,287,602    9/1/2007   Every 18 Months
Normandy Hill Fund,
   L.P. (d)                 5,000,000      4,959,128    4.08         (40,872)   7/1/2010      Quarterly
                        -------------  -------------  -------   ------------
   DISTRESSED/CREDIT
      SUBTOTAL          $  14,180,353  $  15,819,895   13.03%   $  2,859,917

LONG/SHORT EQUITY
Ramius Value and
   Opportunity Fund,
   L.P. (d)                 5,000,000      5,289,557    4.35         289,557   11/1/2010      Quarterly
Steel Partners Japan
   Strategic Fund,
   L.P. (d),(c),(e)           863,378        606,288    0.50        (361,511)   1/1/2006         N/A
The Children's
   Investment Fund,
   L.P., Class A (d)        3,308,735      4,852,656    4.00         397,813   11/1/2005   Every 36 Months
Trian Partners, L.P.
   (d)                      7,546,694      8,473,137    6.98       2,038,567    1/1/2008       Annually
                        -------------  -------------  -------   ------------
   LONG/SHORT EQUITY
      SUBTOTAL          $  16,718,807  $  19,221,638   15.83%   $  2,364,426

MULTI-STRATEGY
Davidson Kempner
   Partners, L.P. (d)       7,699,918      9,556,747    7.87       1,014,345   10/1/2006    Semi-Annually
OZ Domestic Partners,
   L.P. (d)                 4,029,923      8,648,192    7.12       2,053,138   10/1/2001       Annually
OZ Domestic Partners,
   L.P. (c)                 4,803,487      5,701,968    4.70        (844,512)  10/1/2001          N/A
                        -------------  -------------  -------   ------------
   MULTI-STRATEGY
      SUBTOTAL          $  16,533,328  $  23,906,907   19.69%   $  2,222,971

SPECIAL SITUATIONS
Brookdale
   International
   Partners, L.P. (f)       4,774,520     10,060,471    8.29       1,001,460    8/1/2005      Quarterly
Gracie Capital, L.P.
   (g)                      2,540,056      2,508,353    2.07         496,784    1/1/2002         N/A
JANA Partners
   Qualified, L.P. (c)        287,415        153,101    0.13          74,189    1/1/2006         N/A
JANA Piranha Fund,
   L.P. (d),(c),(e)           350,273        305,964    0.25         (87,578)   3/1/2006         N/A
Mason Capital, L.P.
   (d)                      9,091,778     10,010,522    8.24       1,010,522    1/1/2010       Annually
Pentwater Event Fund,
   L.L.C., Class E (d)      5,025,179      7,272,478    5.99       2,320,151   10/1/2007       Annually
Roundkeep Global Fund,
   L.P. (d)                 7,000,000      6,974,310    5.74         (25,690)  12/1/2010      Quarterly
Senator Global
   Opportunity Fund,
   L.P. (d)                 7,791,077      8,929,951    7.35       1,138,875    1/1/2010      Quarterly
Senator Global
   Opportunity Fund,
   L.P. (c)                   208,924        678,383    0.56         469,460    1/1/2010         N/A
Seneca Capital, L.P.,
   SLV (g)                  3,422,921      3,381,470    2.78         249,698   10/1/2001         N/A
                        -------------  -------------  -------   ------------
   SPECIAL SITUATIONS
      SUBTOTAL          $  40,492,143  $  50,275,003   41.40%   $  6,647,871

Redeemed Investment
   Funds                           --             --      --       2,210,022

                        -------------  -------------  -------   ------------
TOTAL                   $  87,924,631  $ 109,223,443   89.95%   $ 16,305,207
                        =============  =============  =======   ============


(a) Available  frequency of redemptions  after the initial lock-up period, if any.  Different  tranches may have varying liquidity terms.

(b) Investment Funds with no dates or amounts can be redeemed in full.

(c) A portion or all of the Fund's  interests in the  Investment  Fund are held in side pockets  which have restricted  liquidity.

(d) Investment  Funds  categorized  as Level 2 investments.

(e) The side pocket in the Investment Fund is expected to be fully liquidated within twelve months.

(f) The Fund has placed a redemption request with the Investment Fund which is subject to an investor level gate. The Investment Fund's investment level gate allows for the Fund to receive 12.5% of its investment every quarter for 2 years. The Fund is expected to be fully redeemed within 24 months.

(g) The Investment Fund is in liquidation. In addition to any redemption  proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

                  The preceding notes are an integral part of these financial statements.


                                                                                                         17

                                                                                     UBS EVENT FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------

                                                                                          DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or  methodology  used for valuing the Fund's  investments  are not  necessarily  an  indication of the risk associated with investing in those investments.  The Fund's valuation  procedures require evaluation of all relevant  factors  available at the time the Fund values its portfolio.  These relevant factors include the individual  Investment Funds'  compliance with fair value  measurements,  price  transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's  investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments  where the values of those  investments  are based upon  quoted  prices in active  markets  for identical securities.  Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the  December 31, 2010  measurement  date,  or within one year of the  measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the  December 31, 2010  measurement  date.  There were no transfers  between
Level 1 and Level 2 at December 31, 2010.

                                         ASSETS TABLE

----------------------------------------------------------------------------------------------
                            TOTAL FAIR VALUE
                                   AT
                              DECEMBER 31,
DESCRIPTION                       2010           LEVEL 1         LEVEL 2           LEVEL 3
----------------------------------------------------------------------------------------------
Distressed/Credit           $     15,819,895   $        --   $    13,154,056   $     2,665,839
Long/Short Equity                 19,221,638            --        19,221,638                --
Multi-Strategy                    23,906,907            --        18,204,939         5,701,968
Special Situations                50,275,003            --        33,493,225        16,781,778
                            ------------------------------------------------------------------
TOTAL ASSETS                $    109,223,443   $        --   $    84,073,858   $    25,149,585
                            ------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                          CHANGE IN
                                                          UNREALIZED                    NET TRANSFERS IN
                       BALANCE AS OF     REALIZED GAIN/  APPRECIATION/  NET PURCHASES/  AND/OR (OUT) OF     BALANCE AS OF
DESCRIPTION         DECEMBER 31, 2009**        LOSS      DEPRECIATION      (SALES)          LEVEL 3*      DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------------------
Distressed/Credit           $14,524,115      $1,659,846     $1,240,944     $(6,564,138)      $(8,194,928)      $2,665,839
Long/Short Equity            23,310,128       2,220,597        (78,084)    (11,520,560)      (13,932,081)               -
Multi-Strategy                7,665,294               -       (844,512)              -        (1,118,814)       5,701,968
Special Situations           19,073,032          40,792      3,869,385         648,679        (6,850,110)      16,781,778
---------------------------------------------------------------------------------------------------------------------------
Total                       $64,572,569      $3,921,235     $4,187,733    $(17,436,019)     $(30,095,933)     $25,149,585
---------------------------------------------------------------------------------------------------------------------------

Net change in unrealized  appreciation/depreciation on Level 3 assets still held as of December 31, 2010 is
$(135,219).

*  Net transfers in and/or (out) of Level 3 include transfers out of Investment Funds that were previously categorized as Level 3 investments.

** In the prior year, Investment Funds were categorized as Level 2 investments if the Fund had the ability to redeem at net asset value as of the December 31, 2009 measurement date or within 90 days of such date.

                  The preceding notes are an integral part of these financial statements.


                                                                                                         18

                                                                                     UBS EVENT FUND, L.L.C.
                                                              SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                          DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------------

The transfers out of Level 3 investments in the amount of $28,977,119 are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2009 to
December 31, 2010. The remaining net transfer out of Level 3 investments in the amount of $1,118,814 is due to a transfer between side pocket and liquid holdings during the year ended December 31, 2010.

                  The preceding notes are an integral part of these financial statements.


                                                                                                         19

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and  Officers of the Fund as of December  31, 2010 is set forth below. The statement of additional  information (SAI) includes  additional  information about the Directors and is available without charge, upon request, by calling UBS Alternative and Quantitative  Investments LLC
("UBS A&Q") at (888) 793-8637.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN    OTHER TRUSTEESHIPS/
                                                                                                 FUND        DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                                  COMPLEX        DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND           AND LENGTH OF        PRINCIPAL OCCUPATION(S)                 OVERSEEN BY        FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)          DURING PAST 5 YEARS                   DIRECTOR(2)   DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT DIRECTORS
George W. Gowen (81)          Term -- Indefinite  Law partner of Dunnington, Bartholow              11      None
UBS Alternative and             Length--since     & Miller.
 Quantitative Investments LLC  Commencement of
677 Washington Boulevard         Operations
Stamford, Connecticut 06901
Director

Stephen H. Penman (64)        Term -- Indefinite  Professor of Financial Accounting of              11      None
UBS Alternative and             Length--since     the Graduate School of Business,
 Quantitative Investments LLC   July 1, 2004      Columbia University.
677 Washington Boulevard
Stamford, Connecticut 06901
Director

Virginia G. Breen (46)        Term -- Indefinite  General Partner of Sienna Ventures;               11      Director of: Modus Link,
UBS Alternative and             Length--since     General Partner of Blue Rock Capital.                     Inc.; Excelsior Absolute
 Quantitative Investments LLC    May 2, 2008                                                                Return Fund of Funds,
677 Washington Boulevard                                                                                    L.L.C.; Excelsior Buyout
Stamford, Connecticut 06901                                                                                 Investors, L.L.C.;
Director                                                                                                    Excelsior LaSalle
                                                                                                            Property Fund, Inc;
                                                                                                            UST Global Private
                                                                                                            Markets Fund, L.L.C.

                                                         INTERESTED DIRECTOR

Meyer Feldberg (68)(3)        Term -- Indefinite  Dean Emeritus and Professor of                    58      Director of: Primedia,
UBS Alternative and             Length--since     Management of the Graduate School of                      Inc.; Macy's, Inc.;
 Quantitative Investments LLC  Commencement of    Business, Columbia University; Senior                     Revlon, Inc.; NYC
677 Washington Boulevard         Operations       Advisor for Morgan Stanley.                               Ballet; SAPPI Ltd.
Stamford, Connecticut 06901                                                                                 Advisory Director of
Director                                                                                                    Welsh Carson Anderson &
                                                                                                            Stowe.

                                                  OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)         Term -- Indefinite  Global Head of UBS Alternative and              N/A                  N/A
UBS Alternative and             Length--since     Quantitative Investments LLC since
 Quantitative Investments LLC  October 1, 2010    June 2010. Prior to serving in this role,
677 Washington Boulevard                          he was Deputy Global Head of UBS
Stamford, Connecticut 06901                       Alternative and Quantitative
Principal Executive Officer                       Investments LLC.

Robert F. Aufenanger (57)     Term -- Indefinite  Executive Director of UBS Alternative           N/A                  N/A
UBS Alternative and             Length--since     and Quantitative Investments LLC
 Quantitative Investments LLC    May 1, 2007      since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of UBS
Stamford, Connecticut 06901                       Alternative Investments US from April
Principal Accounting Officer                      2007 to October 2010. Prior to April
                                                  2007, Chief Financial Officer and
                                                  Senior Vice President of Alternative
                                                  Investments Group of U.S. Trust
                                                  Corporation from 2003 to 2007.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN    OTHER TRUSTEESHIPS/
                                                                                                 FUND        DIRECTORSHIPS HELD BY
                                TERM OF OFFICE                                                  COMPLEX        DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND           AND LENGTH OF        PRINCIPAL OCCUPATION(S)                 OVERSEEN BY        FUND COMPLEX
POSITION(S) WITH FUNDS          TIME SERVED(1)          DURING PAST 5 YEARS                   DIRECTOR(2)   DURING THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Frank S. Pluchino (51)         Term--Indefinite   Executive Director of UBS Alternative            N/A                    N/A
UBS Alternative and               Length--since    and Quantitative Investments LLC
 Quantitative Investments LLC    July 19, 2005    since October 2010. Prior to October
677 Washington Boulevard                          2010, Executive Director of
Stamford, Connecticut 06901                       Compliance of UBS Financial Services
Chief Compliance Officer                          Inc. from 2003 to 2010 and Deputy
                                                  Director of Compliance of UBS
                                                  Financial Services of Puerto Rico Inc.
                                                  from October 2006 to October 2010.

(1) The Fund commenced operations on October 1, 2001.

(2) Of the 58 funds/portfolios in the complex, 47 are advised by an affiliate of UBS Financial Services Inc.
    ("UBSFS") and 11 comprise the UBS A&Q Family of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
("SEC") for the first and third quarters of each fiscal year on Form  N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public
Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies  relating to portfolio securities is available without charge upon request by calling the UBS Global Asset Management
Sales Desk at 888-793-8637.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $68,100 in 2010 and $77,560 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $8,250 in 2010 and $13,000 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $120,000 in 2010 and $123,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2)  There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                                      UBSAQ
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBSAQ votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

Revised: June 26, 2006
Rebranded: 10/1/2010

     - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

Revised: June 26, 2006
Rebranded: 10/1/2010

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     -    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     -    A record of each vote cast by the Adviser on behalf of the Fund(s);

     - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - A copy of any document relating to the identification and resolution of conflicts of interest;

     - A copy of any document created by the Adviser that was material to a proxy - voting decision or that memorialized the basis for that decision; and

     - A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

Revised: June 26, 2006
Rebranded: 10/1/2010

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        O'CONNOR FUND OF FUNDS: EVENT LLC
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder, Joseph
M. Sciortino and Matthew Woodbury, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception. He served as head of UBS Alternative Investments US' ("AI - US") portfolio management group from 1998 to 2010, prior to his group joining UBS Alternative and Quantitative Investments LLC, the Fund's investment adviser (the "Adviser"). He is also currently an Executive Director of the Adviser. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder was associated with AI - US from 1998 to 2010, prior to joining the Adviser, and is an Executive Director of the Adviser. Mr. Sciortino joined the portfolio management team in 2007. He was associated with AI - US from December 2006 to October 2010, prior to joining the Adviser, and is a Director of the Adviser. Previously, Mr. Sinder served as Senior Analyst at Lake Partners, Inc. from April 2001 through August 2006. Mr. Woodbury was associated with AI - US from 2008 to 2010, prior to joining the Adviser, and is a Director of the Adviser. Previously, he served as an Analyst at Allianz Hedge Fund Partners, LP (2002-2008) and an Accountant at Arthur Anderson LLP (1999-2002).

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel of the Adviser periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by the Adviser or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of the Adviser. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of the Adviser; the overall performance of UBS AG; the profitability to the Adviser derived from the management of the Fund and the other accounts managed by the Adviser; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Adviser; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO JR.

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
5              $1,360,627,181        5          $384,425,700        0             N/A

RUSSELL SINDER

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
5              $1,360,627,181         5         $384,425,700        0             N/A

JOSEPH M. SCIORTINO

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
5              $1,360,627,181         5         $384,425,700        0             N/A

MATTHEW WOODBURY

          REGISTERED
     INVESTMENT COMPANIES              POOLED ACCOUNTS                OTHER ACCOUNTS
-----------------------------   -----------------------------   --------------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF
ACCOUNTS (1)   ASSETS MANAGED   ACCOUNTS (2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ------------   --------------   ---------   --------------
5              $1,360,627,181         5         $384,425,700        0             N/A

(1) Of these accounts, 2 accounts with total assets of approximately $368,104,138 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $119,016,690 charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) O'Connor Fund of Funds: Event LLC
                                     (formerly, UBS Event Fund, L.L.C.)


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011

* Print the name and title of each signing officer under his or her signature.